Accounting Changes	12 Months Ended
Dec. 31, 2019
Accounting Changes
ACCOUNTING CHANGES

NOTE 02

ACCOUNTING CHANGES

A.	IFRS 16 ADOPTION

On January 1, 2019, IFRS 16 Leases has become effective; this standard sets out the principles for the recognition, measurement, presentation and disclosure of leases. The objective is to ensure that lessees and lessors provide relevant information in a manner that faithfully represents those transactions. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, thus a lessee is required to recognise a right-of-use asset representing its right of use the underlying leased asset and a lease liability representing its obligation to make lease payments.

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases—Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The Bank has elected to adopt IFRS 16 using a modified retrospective approach at the date of initial application, therefore, it has recognise a right-of-use asset for an amount equal to the lease liability, which amounted MCh$154,284.

Below is the detail of impacts as of January 1, 2019:

	Balance as		Balance as
	of December 31, 2018	Additions	of January 01, 2019
	MCh$	MCh$	MCh$

Right of use assets	-	154,284	154,284
Subtotals Assets	-	154,284	154,284

Lease liability	-	154,284	154,284
Subtotals Liabilities	-	154,284	154,284

For more details, see Note 14.

B.	IFRS 9 ADOPTION – Transition disclosure

The following disclosure provides the impact of adopting IFRS 9 on the statements of financial position and retained earnings including the effect of replacing IAS 39's incurred credit loss provision with IFRS 9's ECLs.

		IAS 39 carrying amount				IFRS 9 carrying amount
		Category	Amount	Reclassification	Remeasurement	Amount	Category
	Ref	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
AMORTISED COST
Cash and deposit in banks
Opening balance under IAS 39 and closing under IFRS 9		AC	1,452,922	-	-	1,452,922	AC
Interbank loans, net
Opening balance under IAS 39		AC	162,213	-	-	-	-
Remeasurement: ECL Allowance	A	-	-	(162,213)	-	-	-
Closing balance under IFRS9		-	-	-	-	-	-
Loans and accounts receivable from customers, net
Opening balance under IAS 39		AC	26,772,544	-	-	-	-
Addition: from interbank loans	A	-	-	162,213	-	-	-
Subtraction to FVOCI (net of allowance)	B	-	-	(107,846)	-	-	-
Remeasurement: ECL Allowance		-	-	-	(97,322)	-
Closing balance under IFRS 9		-	-	-	-	26,729,589	AC
Total financial assets measured at amortised cost			28,387,679	(107,846)	(97,322)	28,182,511	-
FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (FVOCI)
Available for sale investment (debt securities)
Opening balance under IAS 39		FVOCI	2,574,546	-	-	-	-
Remeasurement: ECL Allowance		-	-	-	-	-	-
Closing balance under IFRS 9		-	-	-	-	2,574,546	FVOCI
Loans and accounts receivable from customers, net
Opening balance under IAS 39		AC	-	-	-	-	-
Addition: from amortised cost (net of allowance)	B	-	-	107,846	-	-	-
Remeasurement: from cost to FV	B	-	-	-	(236)	-	-
Remeasurement: ECL Allowance	B	-	-	-	291	-	-
Closing balance under IFRS 9		-	-	107,846	55	107,901	FVOCI
Investment in associate and other companies – Bladex (equity instruments)
Opening balance under IAS 39		Cost	136	-	-	-	-
Remeasurement: from cost to FV	C	-	-	-	306	-	-
Closing balance under IFRS 9		-	-	-	306	442	FVOCI
Investment in associate and other companies- Stock exchange (equity instruments)
Opening balance under IAS 39		FV	287	-	-	-	-
Remeasurement: from cost to FV		-	-	-	-	-	-
Closing balance under IFRS 9	C	-	-	-	-	287	FVOCI
Total financial assets measured at FVOCI		-	2,574,969	107,846	361	2,683,176	-

	Ref	IAS 39 carrying amount				IFRS 9 carrying amount
		Category	Amount	Reclassification	Remeasurement	Amount	Category
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
FAIR VALUE THROUGH PROFIT OR LOSS (FVPL)
Trading investment
Opening balance under IAS 39 and closing under IFRS 9		FVPL	485,736	-	-	485,736	FVPL
Derivative contracts (hedging + trading)				-	-	-	-
Opening balance under IAS 39 and closing under IFRS 9		FVPL	2,238,647	-	-	2,238,647	FVPL
Total financial assets measured at FVTPL			2,724,383	-	-	2,274,383	-

The following explains how applying the new requirements of IFRS 9 led to changes in classification of certain financial assets held by the Bank as shown in the table above:

(A)	Interbank loans

According to the new balance presentation, the Bank has grouped interbank loans with the loans and account receivable since both are measured at amortised cost, and evaluated together for impairment purposes.

(B)	Loans and account receivable measured at fair value through other comprehensive income

The Bank enters into arrangements with its major customers for project finance and syndicated loans and, sometimes the amount requested exceeds the Bank's limit for a single client exposure under the established credit risk policy, accordingly, the transaction is approved under the condition to sell a portion of the facility in the near term, which is classified under this category. Also, the Bank has decided to include loans that the Bank are expecting to sell if the market conditions are favorable to the Bank in this category. These loans are measured at fair value through other comprehensive income, and subject to impairment requirements.

(C)	Investment in equity instrument

The Bank has elected to irrevocably designate non-trading equity securities required to operates in Chile and outside at FVOCI as permitted under IFRS 9. Bladex and stock exchange securities were previously measured at cost as permitted by IAS 39. The changes in fair value will no longer be reclassified to profit or loss when they are disposed of.

The following table reconciles the December 31, 2017 period's closing impairment allowance measured in accordance with the IAS 39 incurred loss model to the new impairment model:

	Loans loss allowance under IAS 39	Reclassification	Remeasurement	Loans loss allowance under IFRS 9
	MCh$	MCh$	MCh$	MCh$
Loans and receivable (IAS 39)/ Financial assets at amortised cost (IFRS 9)
Interbank loans	472	(472)	-	-
Loans and account receivable from customers	790,685	84	97,322	888,091
Total loans and account receivable at amortised cost	791,157	(388)	97,322	888,091
Available for sale investment (IAS39)/Financial assets at FVOCI (IFRS 9)
Loans and account receivable from customer – at FVOCI	-	388	(291)	97
Total financial assets at FVOCI	-	388	(291)	97
Other credit- related commitments
Contingent liabilities	8,404	-	(3,767)	4,637
Loan commitments	-	-	19,124	19,124
Total contingents	8,404	-	15,357	23,761
Total provision for loan losses	799,561	-	112,388	911,949

The composition of the loan portfolio as of January 1, 2018 is as follows:

	Assets before allowances				ECL allowance
As of January 1, 2018	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Interbank loans	162,685	-	-	162,685	13	-	-	13	162,672
Commercial loans	8,743,179	595,436	543,807	9,882,422	56,546	36,541	246,870	339,957	9,542,465
Foreign trade loans	1,464,059	56,110	54,344	1,574,513	4,883	849	33,480	39,212	1,535,301
Checking accounts debtors	173,738	8,005	13,953	195,696	2,302	411	9,385	12,098	183,598
Factoring transactions	441,014	4,035	4,841	449,890	837	91	3,366	4,294	445,596
Student loans	70,984	7,402	9,904	88,290	3,644	2,329	6,092	12,065	76,225
Leasing transactions	1,235,103	161,882	60,019	1,457,004	8,946	9,553	27,835	46,334	1,410,670
Other loans and account receivable	110,307	5,663	36,623	152,593	2,640	1,549	24,551	28,740	123,853
Subtotal	12,401,069	838,533	723,491	13,963,093	79,811	51,323	351,579	482,713	13,480,380

Mortgage loans
Loans with mortgage finance bonds	21,529	1,230	1,301	24,060	25	51	172	248	23,812
Endorsable mortgage mutual loans	107,900	2,973	4,205	115,078	100	143	628	871	114,207
Other mortgage mutual loans	8,061,800	465,146	430,811	8,957,757	14,477	20,033	72,390	106,900	8,850,857
Subtotal	8,191,229	469,349	436,317	9,096,895	14,602	20,227	73,190	108,019	8,988,876

Consumer loans
Installment consumer loans	2,378,614	234,044	298,084	2,910,742	51,172	46,866	157,811	255,849	2,654,893
Credit card balances	1,324,742	20,916	19,322	1,364,980	20,443	7,633	11,982	40,058	1,324,922
Leasing transactions	4,627	47	41	4,715	1,013	23	74	1,110	3,605
Other consumer loans	270,410	2,573	4,272	277,255	84	35	223	342	276,913
Subtotal	3,978,393	257,580	321,719	4,557,692	72,712	54,557	170,090	297,359	4,260,333

Total	24,570,691	1,565,462	1,481,527	27,617,680	167,125	126,107	594,859	888,091	26,729,589